                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]: Amendment Number: _____________

This Amendment (Check only one): [_] is a restatement

                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      First Commonwealth Bank
Address:   22 North Sixth St
           Indiana, PA, 15701

Form 13F File Number:28-11893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Teresa M. Ciambotti
Title:   Senior Vice President and Controller
Phone:   (724) 463-4725

Signature,Place, and Date of Signing:

/s/ Teresa M. Ciambotti
Teresa M. Ciambotti,       Indiana, PA,        August 13, 2010

Report Type(check only one) :

     [_] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

     [x] 13F NOTICE (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s))

     [_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    ----
28-05151                First Commonwealth Financial Corporation

First Commonwealth Bank, a wholly-owned subsidiary of First Commonwealth Financial Corporation, a bank holding company, incorporated under the laws of Pennsylvania, and First Commonwealth Financial Corporation exercise investment discretion with respect to the same 13 F securities Pursuant to the General Instruction 2 of Form 13F, this filing indicates that First Commonwealth Financial Corporation is reporting on behalf of First Commonwealth Bank on First Commonwealth Financial Corporation's Form 13 F for the quarter ended June 30, 2010.